DEPOSITS (Tables)	6 Months Ended
Mar. 31, 2013
Deposits [Abstract]
Schedule of classification of deposits
March 31, 2013		September 30,
			2012		2011
	Amount	Percent	Amount	Percent	Amount	Percent
	(unaudited)
	(Dollars in Thousands)
Money market deposit accounts	$68,861	16.5%	$69,735	16.4%	$75,649	17.4%
Interest-bearing checking accounts	35,640	8.6	33,659	7.9	29,658	6.8
Non-interest-bearing checking accounts	3,116	0.7	3,711	0.9	3,847	0.9
Passbook, club and statement savings	72,260	17.4	71,083	16.7	70,623	16.2
Certificates maturing in six months or less	89,095	21.4	71,173	16.7	52,539	12.0
Certificates maturing in more than six months	147,125	35.4	176,241	41.4	203,698	46.7
Total	$416,097	100.0%	$425,602	100.0%	$436,014	100.0%

Schedule of maturities of certificate accounts

	March 31, 2013	September 30, 2012
	(unaudited)
	(Dollars in Thousands)
One year or less	$141,425	$145,367
One through two years	26,111	42,424
Two through three years	26,992	23,551
Three through four years	19,439	15,572
Four through five years	22,253	20,500
Total	$236,220	$247,414

Schedule of interest expense on deposits
	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Checking and money market deposit accounts	$181	$274	$490	$779
Passbook, club and statement savings accounts	121	227	401	701
Certificate accounts	2,057	2,504	4,884	5,611
Total	$2,359	$3,005	$5,775	$7,091